Related Party Transactions (Tables)	12 Months Ended
Feb. 29, 2020
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationship with Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Jiaxin Travel Agency ("Jiaxin")	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")	Equity method investee of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of Huangshan R&L, a subsidiary of a VIE of the Company
Ju Yiming, Liu Wei, Shen Yalin, and Gu Yejun	Non-controlling interest shareholders of VIE's subsidiaries
Gao Kaozhen, Li Huarong, Huang Zhijian and Zhang Xianmin	Non-controlling interest shareholders of acquired subsidiaries

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended
	February 28	February 28	February 29
	2018	2019	2020
	RMB	RMB	RMB	USD
Services provided to related parties
Fuxi Network	5,472	225	3,436	492
Zhendou	—	53	—	—
Total	5,472	278	3,436	492
Purchases of services provided by related parties
Fuxi Network	3,884	—	1,702	243
Jiaxin Travel	579	610	—	—
Total	4,463	610	1,702	243
Revenue collected on behalf of the Group by Jiaxin	161	—	—	—
Total	161	—	—	—
Lease expense to Huangshan Culture (1)	—	—	53	8
Total	—	—	53	8

(1)

In September 2019, the Group entered into two lease contracts with Huangshan Culture Investment Group Co., Ltd., non-controlling interest shareholder of Huangshan R&L. The Group recognized an operating lease right-of-use asset and operating lease liability of RMB258(US$37) and RMB207(US$30) as of February 29, 2020, respectively. The operating lease expenses was RMB53(US$8) for the year ended February 29, 2020.

Schedule of Amounts Owed from and To Related Parties

The following tables present amounts due from and to related parties as of February 28, 2019 and February 29, 2020:

	As at February 28 or 29,
	2019	2020
	RMB	RMB	USD
Amounts due from related parties
Fuxi Network	62	—	—
Zhendou	57	—	—
Total	119	—	—
Amounts due to related parties
Non-controlling interest shareholders of acquired subsidiaries (1)	10,115	—	—
Non-controlling interest shareholders of VIE's subsidiaries (2)	304	1,290	185
Others	300	33	4
Total	10,719	1,323	189

(1)	The amount represents consideration payables for acquisition of Fantasy and ChongQing in fiscal year 2019, which were subsequently paid as of February 29, 2020.
(2)	The amount represents the loan borrowed from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.